Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Footnote) (Detail) $ in Thousands, € in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Aug. 31, 2015
U.S. Dollar-denominated interest rate swaption 1 | LIBOR
Derivative [Line Items]
Fixed interest rates	2.00%	2.00%
Interest rate swap aggregate principal amount used to economically hedge on new debt | $	$ 160,000
U.S. Dollar-denominated interest rate swaption 1 | LIBOR | Third Party
Derivative [Line Items]
Fixed interest rates			1.97%
Euro-denominated interest rate swaps
Derivative [Line Items]
Reducing principal amount of interest rate swaps	$ 84,200	€ 70.1
Interest rate swap aggregate principal amount used to economically hedge on new debt | €		€ 194.1
Teekay LNG | U.S. Dollar-denominated interest rate swaption 1 | LIBOR
Derivative [Line Items]
Fixed interest rates			3.10%
Minimum
Derivative [Line Items]
Variable interest rate on debt	0.30%	0.30%
Maximum
Derivative [Line Items]
Variable interest rate on debt	4.00%	4.00%